Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands	Common Stock [Member] Common Class A [Member] CNY (¥) shares	Common Stock [Member] Common Class B [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Treasury Stock, Common [Member] CNY (¥) shares	Retained Earnings [Member] CNY (¥)	AOCI Attributable to Parent [Member] CNY (¥)	Parent [Member] CNY (¥)	Noncontrolling Interest [Member] CNY (¥)	Common Class A [Member] shares	Common Class B [Member] shares	USD ($) shares	CNY (¥) shares
Balance at Dec. 31, 2022	¥ 6	¥ 6	¥ 1,357,397	¥ (74,703)	¥ 174,385	¥ (24,335)	¥ 1,432,756	¥ (3,593)				¥ 1,429,163
Balance, shares at Dec. 31, 2022 | shares	104,539,463	102,854,550							104,539,463	102,854,550
Treasury stock, common, shares at Dec. 31, 2022 | shares				8,523,708
Net income attributable to the Company and non-controlling interest shareholders					(84,674)		(84,674)	(4,659)				(89,333)
Share-based compensation related to 2015 and 2018 Share Incentive Plan			106				106					106
Foreign currency translation adjustment						10,007	10,007					10,007
Class B Ordinary shares converted to Class A Ordinary shares
Class B Ordinary shares converted to Class A Ordinary shares, shares | shares	90,000	(90,000)								90,000
Issuance of ordinary shares for exercised share options			19				19					¥ 19
Issuance of ordinary shares for exercised share options, shares | shares	176,883								176,883		176,883	176,883
Repurchase of ordinary shares				¥ (6,440)			(6,440)					¥ (6,440)
Repurchase of shares | shares	(2,903,802)			(2,903,802)					(2,903,802)
Repurchase of shares | shares	2,903,802			2,903,802					2,903,802
Capital injection in a subsidiary from a non-controlling interest shareholder			(3,888)				(3,888)	4,003				¥ 115
Cancellation of shares | shares											5,047,307	5,047,307
Balance at Dec. 31, 2023	¥ 6	¥ 6	1,353,634	¥ (81,143)	89,711	(14,328)	1,347,886	(4,249)				¥ 1,343,637
Balance, shares at Dec. 31, 2023 | shares	101,902,544	102,764,550							101,902,544	102,764,550
Treasury stock, common, shares at Dec. 31, 2023 | shares				11,427,510
Net income attributable to the Company and non-controlling interest shareholders					63,414		63,414	(1,070)				62,344
Share-based compensation related to 2015 and 2018 Share Incentive Plan			16,450				16,450					16,450
Foreign currency translation adjustment						16,607	16,607					16,607
Issuance of ordinary shares for exercised share options			110				110					¥ 110
Issuance of ordinary shares for exercised share options, shares | shares	355,542								355,542		355,543	355,543
Repurchase of ordinary shares				¥ (4,283)			(4,283)					¥ (4,283)
Repurchase of shares | shares	(1,198,542)			(1,198,542)					(1,198,542)
Repurchase of shares | shares	1,198,542			1,198,542					1,198,542
Capital injection in a subsidiary from a non-controlling interest shareholder								1,000				1,000
Disposal of discontinued operations			4,257				4,257	9,635				¥ 13,892
Cancellation of shares | shares											1,642,047	1,642,047
Balance at Dec. 31, 2024	¥ 6	¥ 6	1,374,451	¥ (85,426)	153,125	2,279	1,444,441	5,316				¥ 1,449,757
Balance, shares at Dec. 31, 2024 | shares	101,059,544	102,764,550							101,059,544	102,764,550
Treasury stock, common, shares at Dec. 31, 2024 | shares				12,626,052
Net income attributable to the Company and non-controlling interest shareholders					141,644		141,644	285			$ 20,297	141,929
Share-based compensation related to 2015 and 2018 Share Incentive Plan			14,080				14,080					14,080
Foreign currency translation adjustment						(13,359)	(13,359)				$ (1,910)	(13,359)
Issuance of ordinary shares for exercised share options			7,203				7,203					¥ 7,203
Issuance of ordinary shares for exercised share options, shares | shares	1,218,363								1,218,363		1,218,363	1,218,363
Repurchase of ordinary shares				¥ (17,659)			(17,659)					¥ (17,659)
Repurchase of shares | shares	(3,077,262)			(3,077,262)					(3,077,262)
Repurchase of shares | shares	3,077,262			3,077,262					3,077,262
Purchase of minor equity interests of a subsidiary			(7,728)				(7,728)					(7,728)
Appropriation to statutory reserves			26,493		(26,493)
Dividends declared					(41,959)		(41,959)					(41,959)
Cancellation of shares
Cancellation of shares | shares	(4)	(2)									3,065,568	3,065,568
Balance at Dec. 31, 2025	¥ 6	¥ 6	¥ 1,414,499	¥ (103,085)	¥ 226,317	¥ (11,080)	¥ 1,526,663	¥ 5,601			$ 219,112	¥ 1,532,264
Balance, shares at Dec. 31, 2025 | shares	99,200,641	102,764,548							99,200,641	102,764,548
Treasury stock, common, shares at Dec. 31, 2025 | shares				15,703,314